Earnings Per Share - Reconciliations of Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Numerator - basic and diluted:
Net income (loss) from continuing operations	$ 49,734	$ 53,550	$ (5,658)	$ 23,845	$ 13,941	$ 39,825	$ 5,530	$ 25,554	$ 121,471	$ 84,850	$ (5,834)
Net (loss) income from discontinued operations	(9,873)	(87,199)	(148,532)	(121)	(940)	8,680	(2,424)	1,951	(245,725)	7,267	(312,768)
Net (loss) income									(124,254)	92,117	(318,602)
Less: income attributable to noncontrolling interests from continuing operations									(4,611)	(3,830)	(6,606)
Less: loss (income) attributable to noncontrolling interests from discontinued operations									143,903	(7,884)	143,671
Net income (loss) attributable to CH2M	$ 36,568	$ 15,933	$ (62,042)	$ 24,579	$ 13,710	$ 39,445	$ 3,750	$ 23,498	15,038	80,403	(181,537)
Less: accrued dividends attributable to preferred stockholders									14,006	5,088
Less: income allocated to preferred stockholders - basic									152	4,279
Income (loss) available to common stockholders - basic and diluted									$ 880	$ 71,036	$ (181,537)
Denominators:
Weighted-average common shares outstanding - basic									25,648,091	27,119,498	28,256,864
Dilutive effect of common stock equivalents (in shares)									84,000	62,000
Diluted adjusted weighted-average common shares outstanding, assuming conversion of common stock equivalents (in shares)									25,732,114	27,181,179	28,256,864
Basic net income (loss) from continuing operations per common share (in dollars per share)	$ 1.57	$ 1.25	$ (0.41)	$ 0.70	$ 0.34	$ 1.21	$ 0.17	$ 0.89	$ 0.26	$ 2.64	$ (0.44)
Basic net loss from discontinued operations per common share (in dollars per share)									(0.23)	(0.02)	(5.98)
Basic net income (loss) per common share	1.08	0.40	(2.53)	0.74	0.37	1.22	0.13	0.86	0.03	2.62	(6.42)
Diluted net income (loss) from continuing operations per common share (in dollars per share)	1.57	1.25	(0.41)	0.70	0.34	1.21	0.17	0.89	0.26	2.63	(0.44)
Diluted net loss from discontinued operations per common share (in dollars per share)									(0.23)	(0.02)	(5.98)
Diluted net income (loss) per common share	$ 1.08	$ 0.40	$ (2.53)	$ 0.74	$ 0.37	$ 1.22	$ 0.13	$ 0.86	$ 0.03	$ 2.61	$ (6.42)